As filed with the Securities and Exchange Commission on August 26, 2002

             1933 Act File No. 333-87521 1940 Act File No. 811-09589

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 5
                                     TO THE
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                                       and

                         POST-EFFECTIVE AMENDMENT NO. 5
                                     TO THE
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                             RREEF SECURITIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                            875 North Michigan Avenue
                             Chicago, Illinois 60611
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (312) 266-9300

                                Arthur Don, Esq.
                              D'Ancona & Pflaum LLC
                        111 East Wacker Drive Suite 2800
                             Chicago Illinois 60601
                  Telephone: (312) 602-2000 Fax: (312) 602-3000
                     (Name and Address of Agent for Service)

Approximate date of Proposed Public Offering: September 3, 2002

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on September 3, 2002 pursuant to paragraph (b)
[_] 60 days after filing pursuant to paragraph (a)(1)
[_] on (date), pursuant to paragraph (a) of Rule 485
[_] 75 days after filing pursuant to paragraph (a)(2)
[_] on (date), pursuant to paragraph (a)(3) of Rule 485

    If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 5 ("Amendment") to the Registration Statement on Form N-1A for RREEF Securities Trust is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 4 to September 3, 2002. This Amendment incorporates by reference the Classes A, B and C Prospectus for the Scudder RREEF Real Estate Securities Fund, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 4 as filed with the U.S. Securities and Exchange Commission on June 28, 2002.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois on the 27th day of August 2002.

         RREEF SECURITIES TRUST

         By:      /s/ Karen J. Knudson
            -----------------------------------------
                  Karen J. Knudson
                  President and Chief Executive Officer

         Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Name                                Title                                               Date

/s/ Karen J. Knudson                President and                                       August 27, 2002
---------------------------         Chief Executive Officer
Karen J. Knudson

/s/ Paula M. Ferkull*               Secretary and Treasurer                             August 27, 2002
---------------------------
Paula M. Ferkull

/s/ Peter J. Broccolo               Vice President                                      August 27, 2002
---------------------------
Peter J. Broccolo

/s/ Richard R. Burt**               Trustee                                             August 27, 2002
---------------------------
Richard R. Burt

/s/ Leland Dill**                   Trustee                                             August 27, 2002
------------------
Leland Dill

/s/ Martin J. Gruber**              Trustee                                             August 27, 2002
---------------------------
Martin J. Gruber

/s/ Richard T. Hale**               Trustee                                             August 27, 2002
---------------------------
Richard T. Hale

/s/ Joseph R. Hardiman**            Trustee                                             August 27, 2002
------------------------
Joseph R. Hardiman

/s/ Richard J. Herring**            Trustee                                             August 27, 2002
------------------------
Richard J. Herring


/s/ Graham E. Jones**               Trustee                                             August 27, 2002
---------------------------
Graham E. Jones


/s/ Rebecca W. Rimel**              Trustee                                             August 27, 2002
----------------------
Rebecca W. Rimel

/s/ Philip Saunders, Jr.   **       Trustee                                             August 27, 2002
-----------------------------
Philip Saunders, Jr.

/s/ William N. Searcy**             Trustee                                             August 27, 2002
-----------------------
William N. Searcy

/s/ Robert H. Wadsworth**  Trustee                                              August 27, 2002
-------------------------
Robert H. Wadsworth


*By:     /s/ Karen J. Knudson
    --------------------------------
         Karen J. Knudson
         Pursuant to Power of Attorney

**By:    /s/ Daniel O. Hirsch
     -------------------------------
         Daniel O. Hirsch
         Pursuant to Power of Attorney